Stockholders' equity and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' equity and reserves
Schedule of sale of the shares, the Company's capital stock

	Shareholding integration
	as of December 31, 2020,
	2019 and 2018
	Shares(1)	Position
Familiar Trusts	439,500,000	73.25%
- Control Trust	312,000,000	52.00%
- Placement Trust	127,500,000	21.25%
Floating Position (2)	160,500,000	26.75%

(1)All Series B shares with voting power.

(2)Operating at the BMV and the NYSE.

Schedule of stockholders with 1% or more interest stockholders with 1% or more interest in the Company

Based on the information provided to the Company, as of December 31, 2020, stockholders with 1% or more interest in the Company, in addition to the family trusts, are as follows:

	Shares	Position
Renaissance Technologies LLC	8,058,540	1.34%
GBM Fondo de Inversión Total, S.A. de C.V.	7,336,703	1.22%

Schedule of movements of the reserve for acquisition of shares

The following table shows the movements of the reserve for acquisition of shares during the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Balance as of January 1	100,396	86,928	20,000
(+) Total shares purchased	212,860	133,488	86,928
(-) Total shares sold	(160,488)	(120,020)	(20,000)
Balance as of December 31	152,768	100,396	86,928

Schedule of tax balances of stockholders' equity

	Balance as	Balance
CUFIN	2013	from 2014	Total
IBSA individual	$6,257,362	9,007,377	15,264,739
IBSA Consolidated	6,587,262	21,437,186	28,024,448